Derivative Instruments and Hedging Activities (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (13,901)	$ (12,565)	$ (27,710)	$ (25,849)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(46,416)	(26,155)	(16,368)	(2,031)
Total realized and unrealized gains (losses) on non-designated derivative instruments	(60,317)	(38,720)	(44,078)	(27,880)
Interest rate swap [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(14,338)	(13,769)	(29,345)	(27,471)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(41,842)	(26,969)	(17,079)	(6,204)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	437	1,204	1,635	1,622
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (4,574)	$ 814	$ 711	$ 4,173